Pre-Tax Net Securities Gains (Losses) by Type (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ 162	$ 48	$ 27
Sovereign Debt
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	96	36
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	83	77	15
Agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	43	8	15
Corporate Bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	29
FDIC-Insured Debt
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	10
Prime RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(15)	(1)
Trust Preferred Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(18)
Alt-A RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(19)	(36)	(13)
Subprime RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(34)	(21)	(4)
European Floating Rate Notes
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	(34)	(39)	(3)
Other Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains (losses)	$ 21	$ 24	$ 17